CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 16,384	$ 13,887